Income Taxes (Details 1)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	10.60%	(24.50%)	(25.00%)
Effect of non-deductible expenses	(0.20%)	0.00%	0.00%
Effect of change in valuation allowance and others	(35.40%)	(0.50%)	0.00%
Total	0.00%	0.00%	0.00%